Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
Accounts Receivable, Net

Note 5: Accounts Receivable, Net

The following table sets forth the amounts recorded for “Accounts receivable, net” in our Consolidated Balance Sheets as of December 31:

	2011	2010
	(Dollars in Millions)
Subscriber	$1,639	$1,302
Telco	512	362
Trade and other	402	413
Total	2,553	2,077
Less: Allowance for doubtful accounts	(79)	(76)
Accounts receivable, net	$2,474	$2,001